Accounts payable, accrued expenses and other liabilities (Details) - Schedule of accounts payable, accrued expenses and other liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Payable Accrued Expenses And Other Liabilities [Abstract]
Accounts payable to suppliers	$ 6,832	$ 12,986
Accrued bonus and staff costs	20,256	20,742
Other deposits	1,026	1,793
Other taxes payable (note)	461	881
Accrued professional fees	1,462	3,007
Accrued marketing expenses	101	75
Others	708	1,082
Total	$ 30,846	$ 40,566